Fair Value Measurements - Fair Value Rollforward (Details) - USD ($) $ in Thousands	3 Months Ended			7 Months Ended	9 Months Ended		10 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 11, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Plus: Loss from change in fair value	$ (14,255)		$ (3,325)		$ (59,916)	$ (5,547)			$ (20,163)	$ (2,969)
2020 Term Facility Loan
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		$ 23,320		$ 25,049	25,049
Plus: Loss from change in fair value	$ 200	1,729		15,134	15,100				1,700
Ending balance		25,049		27,180			$ 25,049	$ 25,049	25,049
3.00% – 2020 Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance				32,106	32,106		21,281
Plus: Loss from change in fair value							10,825
Ending balance		32,106					32,106	32,106	32,106
8.00% – 2020 Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance				$ 14,789	$ 14,789			10,415
Plus: Loss from change in fair value								4,374
Ending balance		$ 14,789					$ 14,789	$ 14,789	$ 14,789